Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Interest charges and related fees

	2020	2019	2018
Subordinated loans	110	88	62
Trust pass-through securities	9	8	8
Borrowings	194	252	300
Other	191	164	136
Total	505	513	507

Included in interest charges and related fees:
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	232	298	143

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees

	2020	2019
Subordinated borrowings	67	80
Borrowings	50	57
Other	8	2
Total	126	139